Employee deferred compensation	12 Months Ended
Dec. 31, 2017
Employee deferred compensation
28 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2017 and prior years that was recognized in the consolidated statements of operations during 2017, 2016 and 2015, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2017 and prior years outstanding as of December 31, 2017 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in February 2018 began in 2018 and thus had no impact on the 2017 consolidated financial statements.
Deferred compensation awards for 2017
In February 2018, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation of CHF/USD 250,000 or the local currency equivalent or higher.
Deferred compensation expense
in	2017	2016	2015
Deferred compensation expense (CHF million)
Share awards	529	628	852
Performance share awards	348	370	563
Contingent Capital Awards	280	235	430
Contingent Capital share awards	18	30	–
Capital Opportunity Facility awards	14	13	16
Plus Bond awards [1]	–	5	22
2011 Partner Asset Facility awards [2]	–	–	2
Restricted Cash Awards	–	–	39
2008 Partner Asset Facility awards [3]	7	13	34
Other cash awards	440	335	414
Total deferred compensation expense	1,636	1,629	2,372

Total shares delivered (million)
Total shares delivered	42.0	42.1	44.4
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2017
Estimated unrecognized compensation expense (CHF million)
Share awards	472
Performance share awards	158
Contingent Capital Awards	119
Contingent Capital share awards	3
Other cash awards	194
Total	946

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2018 for 2017.
Share awards
Share awards granted in February 2018 are similar to those granted in February 2017. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On February 15, 2018, the Group granted 34.1 million share awards with a total value of CHF 613 million. The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days ended February 28, 2018. The fair value of each share award was CHF 17.22, the Group share price on the grant date. The majority of share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF 569 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2017	2016	2015
Share awards granted for previous years
Shares awarded (million)	34.1	37.8	28.8
Value of shares awarded (CHF million)	613	566	549
Fair value of each share awarded (CHF) [1]	17.22	15.42	18.62
1 Based on the Group’s share price on the grant date.
In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
On February 15, 2018, the Group granted 2.1 million blocked shares with a total value of CHF 38 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2017.
Blocked share awards granted for previous years
For compensation year	2017	2016	2015
Blocked share awards granted for previous years
Shares awarded (million)	2.1	2.5	0.6
Value of shares awarded (CHF million)	38	37	12
Share award activities
	2017			2016		2015
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	73.2		18.77	80.3	21.58	77.1		28.64
Granted	54.3	[1]	14.53	39.7	17.47	47.5	[2]	16.67
Settled	(38.2)		19.74	(37.7)	22.64	(40.3)		29.00
Forfeited	(4.4)		16.47	(9.1)	21.87	(4.0)		24.29
Balance at end of period	84.9		15.73	73.2	18.77	80.3		21.58
of which vested	8.5		–	8.1	–	4.7		–
of which unvested	76.4		–	65.1	–	75.6		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Managing directors and all >>>material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions. Performance share awards granted in 2015 were subject to a negative adjustment in the event of a negative strategic ROE of the Group, which was calculated based on Core Results, adjusted for the goodwill impairment charge related to the re-organization of the former Investment Banking division. However, following the change in the Group’s financial reporting structure in 2015, the strategic ROE is no longer calculated, and consequently, any negative adjustment to performance share awards is subject to the discretion of the Compensation Committee. Starting in 2016, the ROE calculation is based on adjusted results, which the Compensation Committee considered as the most accurate reflection of the operating performance of the businesses.
Performance share awards granted from 2016 and onward are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2017, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
On February 15, 2018, the Group granted 26.5 million performance share awards with a total value of CHF 478 million. The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten consecutive trading days ended February 28, 2018. The fair value of each performance share award was CHF 17.22, the Group share price on the grant date. The majority of performance share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF 445 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules. There was no negative adjustment applied to performance share awards granted in 2017 or in previous years as the 2017 divisional adjusted results and the adjusted ROE of the Group were both positive.
Performance share awards granted for previous years
For compensation year	2017	2016	2015
Performance share awards granted for previous years
Performance shares awarded (million)	26.5	29.7	21.3
Value of performance shares awarded (CHF million)	478	451	429
Fair value of each performance share awarded (CHF) [1]	17.22	15.42	18.62
1 Based on the Group’s share price on the grant date.
Performance share award activities
	2017			2016		2015
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.4		19.11	55.9	21.01	48.2		26.89
Granted	31.8	[1]	14.41	21.4	18.62	32.5	[2]	16.11
Settled	(23.9)		20.41	(26.5)	22.67	(23.4)		26.24
Forfeited	(2.1)		16.38	(2.4)	19.64	(1.4)		21.75
Balance at end of period	54.2		15.88	48.4	19.11	55.9		21.01
of which vested	6.7		–	6.8	–	3.3		–
of which unvested	47.5		–	41.6	–	52.6		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
CCA were granted in February 2018, February 2017 and January 2016 to managing directors and directors as part of the 2017, 2016 and 2015 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination:
– CCA granted in 2018, 2017 and 2016 that are denominated in US dollars receive interest equivalents at a rate of 3.05%, 4.27% and 5.41%, respectively, per annum over the six-month US dollar >>>London Interbank Offered Rate (LIBOR) and vest three, five or seven years from the date of grant;
– CCA granted in 2018, 2017 and 2016 that are denominated in Swiss francs receive interest equivalents at a rate of 2.24%, 3.17% and 4.23%, respectively, per annum over the six-month Swiss franc LIBOR and vest three years from the date of grant;
– CCA granted in 2017 that are denominated in Swiss francs receive interest equivalents at a rate of 3.03% per annum over the six-month Swiss franc LIBOR and vest five years from the date of grant; and
– CCA granted in 2017 that are denominated in Swiss francs receive interest equivalents at a rate of 2.93% per annum over the six-month Swiss franc LIBOR and vest seven years from the date of grant.
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2018, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by >>>FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:
– the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
– FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On February 15, 2018, the Group awarded CHF 241 million of CCA that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF 229 million was determined based on the fair value of the awards on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest equivalents and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2017	2016	2015
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	241	229	226
Contingent Capital share awards
In March 2016, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 226 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
	2017		2016
Contingent Capital share awards (million)
Balance at beginning of period	13.5		–
Granted	0.3	[1]	16.4
Settled	(5.0)		(2.6)
Forfeited	(0.4)		(0.3)
Balance at end of period	8.4		13.5
of which vested	1.3		1.0
of which unvested	7.1		12.5
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

Other deferred compensation
During 2017, the Group granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These awards will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 28 million in 2017 and was recognized in the Corporate Center. The Group granted deferred fixed cash awards of CHF 90 million to certain employees in the US. These awards will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of these awards totaled CHF 48 million in 2017.
In 2016, the Group granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Plus Bond awards
Managing directors and directors in the former Investment Banking division received a portion of 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award was essentially a fixed income instrument, denominated in US dollars, which provided a coupon payment that was commensurate with market-based pricing. Plus Bond award holders were entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond settled in July 2016 based on the amount of the initial award less any portfolio losses in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards was based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities (ABS) that were held in inventory by various trading desks. The Plus Bond award plan contributed to a reduction of the Group’s >>>risk-weighted assets and constituted a risk transfer from the Group to the Plus Bond award holders. Final payout upon settlement of these awards was 100% of the amount awarded.
2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.
Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elected for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elected to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards.
Settlement of the PAF2 CCA occurred in the first half of 2016, following regulatory approvals. Final payout upon settlement of these awards was 94% of the amount awarded.
2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division.
The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.
The PAF awards, which had a contractual term of eight years, are fully vested. Each PAF holder received a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders received an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders received a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool. During 2017, the final settlement of the outstanding PAF awards of CHF 789 million was made.
Other cash awards
Other cash awards consist of voluntary deferred compensation plans and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Delivered shares
In 2015, the Group delivered all of its shares through market purchases. In 2016, the Group’s share delivery obligations were covered mainly through the issuance of shares from conditional capital, with a portion covered by shares purchased in the market. In 2017, the Group returned to fully cover its share delivery obligations through market purchases.

Bank
Employee deferred compensation
27 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 28 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2017 and prior years that was recognized in the consolidated statements of operations during 2017, 2016 and 2015, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2017 and prior years outstanding as of December 31, 2017 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2018 began in 2018 and thus had no impact on the 2017 consolidated financial statements.
Deferred compensation expense
in	2017	2016	2015
Deferred compensation expense (CHF million)
Share awards	519	624	850
Performance share awards	342	370	562
Contingent Capital Awards	277	234	430
Contingent Capital share awards	17	30	–
Capital Opportunity Facility awards	14	13	16
Plus Bond awards [1]	–	5	22
2011 Partner Asset Facility awards [2]	–	–	2
Restricted Cash Awards	–	–	39
2008 Partner Asset Facility awards [3]	7	13	34
Other cash awards	417	331	398
Total deferred compensation expense	1,593	1,620	2,353

Total shares delivered (million)
Total shares delivered	41.2	41.5	43.8
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2017
Estimated unrecognized compensation expense (CHF million)
Share awards	462
Performance share awards	153
Contingent Capital Awards	116
Contingent Capital share awards	3
Other cash awards	178
Total	912

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2018 for 2017.
Share awards
On February 15, 2018, the Bank granted 33.1 million share awards with a total value of CHF 596 million. The estimated unrecognized compensation expense of CHF 553 million was determined based on the >>>fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2017	2016	2015
Share awards granted for previous years
Shares awarded (million)	33.1	37.6	28.8
Value of shares awarded (CHF million)	596	563	548
On February 15, 2018, the Bank granted 1.9 million blocked shares with a total value of CHF 35 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2017.
Blocked share awards granted for previous years
For compensation year	2017	2016	2015
Blocked share awards granted for previous years
Shares awarded (million)	1.9	2.4	0.6
Value of shares awarded (CHF million)	35	37	12
Share award activities
	2017			2016		2015
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	70.8		18.78	79.0	21.56	76.6		28.63
Granted	51.5	[1]	14.54	38.1	17.59	46.2	[2]	16.49
Settled	(36.8)		19.75	(37.2)	22.68	(39.9)		29.02
Forfeited	(5.6)	[3]	16.47	(9.1)	21.88	(3.9)		24.03
Balance at end of period	79.9		15.77	70.8	18.78	79.0		21.56
of which vested	7.8		–	8.1	–	4.7		–
of which unvested	72.1		–	62.7	–	74.3		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

3 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Performance share awards
On February 15, 2018, the Bank granted 25.6 million performance share awards with a total value of CHF 462 million. The estimated unrecognized compensation expense of CHF 430 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2017	2016	2015
Performance share awards granted for previous years
Performance shares awarded (million)	25.6	29.6	21.2
Value of performance shares awarded (CHF million)	462	449	427
Performance share award activities
	2017			2016		2015
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.1		19.12	55.5	21.01	47.6		26.89
Granted	31.1	[1]	14.41	21.3	18.62	32.2	[2]	16.11
Settled	(23.6)		20.41	(26.4)	22.66	(23.0)		26.25
Forfeited	(2.8)	[3]	16.37	(2.3)	18.98	(1.3)		21.78
Balance at end of period	52.8		15.88	48.1	19.12	55.5		21.01
of which vested	6.6		–	6.8	–	3.3		–
of which unvested	46.2		–	41.3	–	52.2		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

3 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Contingent Capital Awards
On February 15, 2018, the Bank awarded CHF 233 million of Contingent Capital Awards (CCA) that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF 221 million was determined based on the fair value of the awards on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest equivalents and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2017	2016	2015
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	233	228	217
Contingent Capital share awards
In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
	2017		2016
Contingent Capital share awards
Balance at beginning of period	12.8		–
Granted	0.3	[1]	15.6
Settled	(4.9)		(2.5)
Forfeited	(0.7)	[2]	(0.3)
Balance at end of period	7.5		12.8
of which vested	1.3		1.0
of which unvested	6.2		11.8
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Other deferred compensation
During 2017, the Bank granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These awards will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 28 million in 2017 and was recognized in the Corporate Center. The Bank granted fixed deferred cash awards of CHF 90 million to certain employees in the US. These awards will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of these awards totaled CHF 48 million in 2017.
In 2016, the Bank granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
2008 Partner Asset Facility
During 2017, the final settlement of the outstanding PAF awards of CHF 789 million was made.